Expenses (Details) - Schedule of Finance and Other Income - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Finance and Other Income [Abstract]
Interest on income tax refund	$ 19,123
Total	$ 19,123